INCOME TAXES (Reconciliation of the Theoretical and Actual Tax Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Income Tax Disclosure [Abstract]
Net income before taxes	$ 60,095	$ 11,382		$ 12,224
Statutory tax expenses	7,674	1,821		3,239
Effect of non-benefited income New Technological or Approved or Preferred Enterprises statuses in Israel	181	136		(7,807)
Permanent differences, including difference between the basis of measurement of income reported for tax purposes and the basis of measurement of income for financial reporting purposes - net	1,451	588		1,377
Different tax rates of deferred taxes	(226)	(104)
Effect of foreign operations taxed at various rates	1,888	(657)		(530)
Tax credits	(1,650)
Adjustments for previous years tax	4,174	(135)
Other	144	89	[1]	220	[1]
Total reconciling items	5,962	(83)		(6,740)
Income tax expenses (benefit)	$ 13,636	$ 1,738		$ (3,501)

[1]	Reclassified